STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - Winvests Group Ltd [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Members deficit -end of year at Dec. 31, 2020	$ 300,000	$ 2,081	$ 101,028,596	$ (101,371,545)	$ (40,868)
Ending balance, shares at Dec. 31, 2020	300,000,000	2,081,364
Net loss				(7,577)	(7,577)
Members deficit -end of year at Mar. 31, 2021	$ 300,000	$ 2,081	101,028,596	(101,379,122)	(48,445)
Ending balance, shares at Mar. 31, 2021	300,000,000	2,081,364
Members equity -beginning of year at Dec. 31, 2020	$ 300,000	$ 2,081	101,028,596	(101,371,545)	(40,868)
Beginning balance, shares at Dec. 31, 2020	300,000,000	2,081,364
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Members equity -beginning of year at Mar. 31, 2021	$ 300,000	$ 2,081	101,028,596	(101,379,122)	(48,445)
Beginning balance, shares at Mar. 31, 2021	300,000,000	2,081,364
Net loss				(38,176)	(38,176)
Members deficit -end of year at Jun. 30, 2021	$ 300,000	$ 2,081	101,028,596	(101,417,298)	(86,621)
Ending balance, shares at Jun. 30, 2021	300,000,000	2,081,364
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Members equity -beginning of year at Jun. 30, 2021	$ 300,000	$ 2,081	101,028,596	(101,417,298)	(86,621)
Beginning balance, shares at Jun. 30, 2021	300,000,000	2,081,364
Net loss				(52,306)	(52,306)
Members deficit -end of year at Sep. 30, 2021	$ 300,000	$ 2,081	101,028,596	(101,469,604)	(138,927)
Ending balance, shares at Sep. 30, 2021	300,000,000	2,081,364
Members equity -beginning of year at Dec. 31, 2021	$ 227,839	$ 16,514	101,134,769	(101,493,644)	(114,522)
Beginning balance, shares at Dec. 31, 2021	227,838,680	16,513,983
Reverse split rounding adjustment			(2)
Reverse split rounding adjustment, shares		(2,766)
Net loss				(150,017)	(150,017)
Members deficit -end of year at Mar. 31, 2022	$ 227,839	$ 16,511	101,134,771	(101,643,661)	(264,539)
Ending balance, shares at Mar. 31, 2022	227,838,680	16,511,217
Issuance of common stock for acquistions		$ 900	1,979,100		1,980,000
Issuance of common stock for acquistions, shares		900,000
Net loss				(96,102)	(96,102)
Members deficit -end of year at Jun. 30, 2022	$ 227,839	$ 17,411	103,113,871	(101,739,763)	1,619,358
Ending balance, shares at Jun. 30, 2022	227,838,680	17,411,217
Net loss				(148,003)	(148,003)
Members deficit -end of year at Sep. 30, 2022	$ 227,839	$ 17,411	$ 103,113,871	$ (101,887,766)	$ 1,471,355
Ending balance, shares at Sep. 30, 2022	227,838,680	17,411,217